Share-based Payment Arrangement (Tables)	12 Months Ended
Dec. 31, 2020
Senao International Co., Ltd. (SENAO) [Member]
Statement [LineItems]
Share-based Compensation Plan
a.	SENAO share-based compensation plan (“SENAO Plan”) described as follows:

Effective Date	Grant Date	Stock Options Units	Exercise Price
		(In Thousands)	NT$
2012.05.28	2013.05.07	10,000	$66.20 (Original price$93.00)

Outstanding Stock Options

Information about SENAO’s outstanding stock options for the years ended December 31, 2018 and 2019 was as follows:

	Year Ended December 31, 2018
	Granted on May 7, 2013
	Number of Options	Weighted- average Exercise Price
	(In Thousands)	NT$
Employee stock options
Options outstanding at beginning of the year	5,926	$70.70
Options forfeited	(608)	—
Options outstanding at end of the year	5,318	66.20
Options exercisable at end of the year	5,318	66.20

	Year Ended December 31, 2019
	Granted on May 7, 2013
	Number of Options	Weighted- average Exercise Price
	(In Thousands)	NT$
Employee stock options
Options outstanding at beginning of the year	5,318	$66.20
Options forfeited	(5,318)	—
Options outstanding at end of the year	—	—
Options exercisable at end of the year	—	—

Assumptions used to Evaluate Options and Fair Value of Options

SENAO used the fair value method to evaluate the options using the Black-Scholes model and the related assumptions and the fair value of the options were as follows:

Stock Options Granted on May 7, 2013
Grant-date share price (NT$)	$93.00
Exercise price (NT$)	$93.00
Dividend yield	—
Risk-free interest rate	0.91%
Expected life	4.375 years
Expected volatility	36.22%
Weighted average fair value of grants (NT$)	$28.72

SENAO used the fair value method to evaluate share-based payment transaction using the Black-Scholes model and the related assumptions and the fair value of the options were as follows:

Stock Options Granted on May 7, 2018
Grant-date share price (NT$)	$51.60
Exercise price (NT$)	$49.28
Dividend yield	—
Risk-free interest rate	0.59%
Expected life	18 days
Expected volatility	8.78%
Weighted average fair value of grants (NT$)	$2.34

Share-based Compensation Plan
a.	SENAO share-based compensation plan (“SENAO Plan”) described as follows:

Effective Date	Grant Date	Stock Options Units	Exercise Price
		(In Thousands)	NT$
2012.05.28	2013.05.07	10,000	$66.20 (Original price$93.00)

Outstanding Stock Options

Information about SENAO’s outstanding stock options for the years ended December 31, 2018 and 2019 was as follows:

	Year Ended December 31, 2018
	Granted on May 7, 2013
	Number of Options	Weighted- average Exercise Price
	(In Thousands)	NT$
Employee stock options
Options outstanding at beginning of the year	5,926	$70.70
Options forfeited	(608)	—
Options outstanding at end of the year	5,318	66.20
Options exercisable at end of the year	5,318	66.20

	Year Ended December 31, 2019
	Granted on May 7, 2013
	Number of Options	Weighted- average Exercise Price
	(In Thousands)	NT$
Employee stock options
Options outstanding at beginning of the year	5,318	$66.20
Options forfeited	(5,318)	—
Options outstanding at end of the year	—	—
Options exercisable at end of the year	—	—

CHIEF Telecom Inc. (CHIEF) [Member]
Statement [LineItems]
Share-based Compensation Plan
c.	CHIEF share-based compensation plan (“CHIEF Plan”) described as follows:
Effective Date	Grant Date	Stock Options Units	Exercise Price
			NT$
2015.11.17	2015.10.22	2,000.00	$34.40 (Original price$43.00)
2017.12.18	2017.12.19	950.00	$132.70 (Original price$147.00)
	2018.10.31	50.00	$138.70 (Original price$147.00)
2020.09.16	2020.11.13	200.00	$206.00

Outstanding Stock Options

Information about CHIEF’s outstanding stock options for the years ended December 31, 2018, 2019 and 2020 was as follows:

	Year Ended December 31, 2018
	Granted on October 22, 2015		Granted on December 19, 2017		Granted on October 31, 2018
	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)
Employee stock options
Options outstanding at beginning of the year	1,936.00	$34.40	950.00	$147.00	—	$—
Options granted	—	—	—	—	50.00	147.00
Options exercised	(1,027.25)	34.40	—	—	—	—
Options forfeited	(26.00)	—	(25.00)	—	—	—
Options outstanding at end of the year	882.75	34.40	925.00	140.60	50.00	147.00
Options exercisable at end of the year	416.50	34.40	—	—	—	—

	Year Ended December 31, 2019
	Granted on October 22, 2015		Granted on December 19, 2017		Granted on October 31, 2018
	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)
Employee stock options
Options outstanding at beginning of the year	882.75	$34.40	925.00	$140.60	50.00	$147.00
Options exercised	(547.25)	34.40	—	—	—	—
Options forfeited	(21.25)	—	(28.00)	—	(4.00)	—
Options outstanding at end of the year	314.25	34.40	897.00	135.60	46.00	141.70
Options exercisable at end of the year	314.25	34.40	448.50	135.60	—	—

	Year Ended December 31, 2020
	Granted on October 22, 2015		Granted on December 19, 2017		Granted on October 31, 2018		Granted on November 13, 2020
	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)
Employee stock options
Options outstanding at beginning of the year	314.25	$34.40	897.00	$135.60	46.00	$141.70	—	$—
Options granted	—	—	—	—	—	—	200	206.00
Options exercised	(314.25)	34.40	(448.50)	135.60	(21.00)	138.70	—	—
Options forfeited	—	—	(21.00)	—	(4.00)	—	—	—
Options outstanding at end of the year	—	—	427.50	132.70	21.00	138.70	200.00	206.00
Options exercisable at end of the year	—	—	213.75	132.70	—	—	—	—

Employee Stock Options Outstanding

As of December 31, 2019, information about employee stock options outstanding was as follows:

Granted on October 22, 2015
Options Outstanding				Options Exercisable
Range of Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
NT$		(Years)	NT$		NT$
$34.40	314.25	0.81	$34.40	314.25	$34.40

Granted on December 19, 2017
Options Outstanding				Options Exercisable
Range of Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
NT$		(Years)	NT$		NT$
$135.60	897.00	2.96	$135.60	448.50	$135.60
Granted on October 31, 2018
Options Outstanding				Options Exercisable
Range of Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
NT$		(Years)	NT$		NT$
$141.70	46.00	3.83	$141.70	—	$—

As of December 31, 2020, information about employee stock options outstanding was as follows:

Granted on December 19, 2017
Options Outstanding				Options Exercisable
Range of Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
NT$		(Years)	NT$		NT$
$132.70	427.50	1.96	$132.70	213.75	$132.70

Granted on October 31, 2018
Options Outstanding				Options Exercisable
Range of Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
NT$		(Years)	NT$		NT$
$138.70	21.00	2.83	$138.70	—	$—

Granted on November 13, 2020
Options Outstanding				Options Exercisable
Range of Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
NT$		(Years)	NT$		NT$
$206.00	200.00	4.87	$206.00	—	$—

As of December 31, 2020, all the stock options granted on October 22, 2015 were exercised or forfeited.

Assumptions used to Evaluate Options and Fair Value of Options

CHIEF used the fair value method to evaluate the options using the Black-Scholes model and binomial option pricing model and the related assumptions and the fair value of the options were as follows:

	Stock Options Granted on October 22, 2015	Stock Options Granted on December 19, 2017	Stock Options Granted on October 31, 2018	Stock Options Granted on November 13, 2020
Grant-date share price (NT$)	$39.55	$95.92	$166.00	$356.00
Exercise price (NT$)	$43.00	$147.00	$147.00	$206.00
Dividend yield	—	—	—	—
Risk-free interest rate	0.86%	0.62%	0.72%	0.18%
Expected life	5 years	5 years	5 years	5 years
Expected volatility	21.02%	17.35%	16.60%	34.61%
Weighted average fair value of grants (NT$)	$4,863	$2,318	$33,540	$173,893

CHIEF used the fair value method to evaluate the options granted to employees on May 22, 2018 using the Black-Scholes model and the related assumptions and the fair value of the options were as follows:

Stock Options Granted on May 22, 2018
Grant-date share price (NT$)	$156.41
Exercise price (NT$)	$170.00
Dividend yield	—
Risk-free interest rate	0.34%
Expected life	7 days
Expected volatility	14.33%
Weighted average fair value of grants (NT$)	$—

Share-based Compensation Plan
c.	CHIEF share-based compensation plan (“CHIEF Plan”) described as follows:
Effective Date	Grant Date	Stock Options Units	Exercise Price
			NT$
2015.11.17	2015.10.22	2,000.00	$34.40 (Original price$43.00)
2017.12.18	2017.12.19	950.00	$132.70 (Original price$147.00)
	2018.10.31	50.00	$138.70 (Original price$147.00)
2020.09.16	2020.11.13	200.00	$206.00

Outstanding Stock Options

Information about CHIEF’s outstanding stock options for the years ended December 31, 2018, 2019 and 2020 was as follows:

	Year Ended December 31, 2018
	Granted on October 22, 2015		Granted on December 19, 2017		Granted on October 31, 2018
	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)
Employee stock options
Options outstanding at beginning of the year	1,936.00	$34.40	950.00	$147.00	—	$—
Options granted	—	—	—	—	50.00	147.00
Options exercised	(1,027.25)	34.40	—	—	—	—
Options forfeited	(26.00)	—	(25.00)	—	—	—
Options outstanding at end of the year	882.75	34.40	925.00	140.60	50.00	147.00
Options exercisable at end of the year	416.50	34.40	—	—	—	—

	Year Ended December 31, 2019
	Granted on October 22, 2015		Granted on December 19, 2017		Granted on October 31, 2018
	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)
Employee stock options
Options outstanding at beginning of the year	882.75	$34.40	925.00	$140.60	50.00	$147.00
Options exercised	(547.25)	34.40	—	—	—	—
Options forfeited	(21.25)	—	(28.00)	—	(4.00)	—
Options outstanding at end of the year	314.25	34.40	897.00	135.60	46.00	141.70
Options exercisable at end of the year	314.25	34.40	448.50	135.60	—	—

	Year Ended December 31, 2020
	Granted on October 22, 2015		Granted on December 19, 2017		Granted on October 31, 2018		Granted on November 13, 2020
	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)
Employee stock options
Options outstanding at beginning of the year	314.25	$34.40	897.00	$135.60	46.00	$141.70	—	$—
Options granted	—	—	—	—	—	—	200	206.00
Options exercised	(314.25)	34.40	(448.50)	135.60	(21.00)	138.70	—	—
Options forfeited	—	—	(21.00)	—	(4.00)	—	—	—
Options outstanding at end of the year	—	—	427.50	132.70	21.00	138.70	200.00	206.00
Options exercisable at end of the year	—	—	213.75	132.70	—	—	—	—

Employee Stock Options Outstanding

As of December 31, 2019, information about employee stock options outstanding was as follows:

Granted on October 22, 2015
Options Outstanding				Options Exercisable
Range of Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
NT$		(Years)	NT$		NT$
$34.40	314.25	0.81	$34.40	314.25	$34.40

Granted on December 19, 2017
Options Outstanding				Options Exercisable
Range of Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
NT$		(Years)	NT$		NT$
$135.60	897.00	2.96	$135.60	448.50	$135.60
Granted on October 31, 2018
Options Outstanding				Options Exercisable
Range of Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
NT$		(Years)	NT$		NT$
$141.70	46.00	3.83	$141.70	—	$—

As of December 31, 2020, information about employee stock options outstanding was as follows:

Granted on December 19, 2017
Options Outstanding				Options Exercisable
Range of Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
NT$		(Years)	NT$		NT$
$132.70	427.50	1.96	$132.70	213.75	$132.70

Granted on October 31, 2018
Options Outstanding				Options Exercisable
Range of Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
NT$		(Years)	NT$		NT$
$138.70	21.00	2.83	$138.70	—	$—

Granted on November 13, 2020
Options Outstanding				Options Exercisable
Range of Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
NT$		(Years)	NT$		NT$
$206.00	200.00	4.87	$206.00	—	$—

As of December 31, 2020, all the stock options granted on October 22, 2015 were exercised or forfeited.

CHT Security Co., Ltd. (CHTSC) [Member]
Statement [LineItems]
Outstanding Stock Options

Information about CHTSC’s outstanding stock options for the years ended December 31, 2019 and 2020 was as follows:

	Year Ended December 31,
	2019		2020
	Granted on December 20, 2019		Granted on December 20, 2019
	Number of Options	Weighted- average Exercise Price	Number of Options	Weighted- average Exercise Price
		NT$		NT$
Employee stock options
Options outstanding at beginning of the year	—	$—	4,500	$19.085
Options granted	4,500	19.085	—	—
Options forfeited	—	—	(172)	—
Options outstanding at end of the year	4,500	19.085	4,328	19.085
Options exercisable at end of the year	—	—	1,082	19.085

Employee Stock Options Outstanding

As of December 31, 2019, information about employee stock options outstanding was as follows:

Options Outstanding				Options Exercisable
Range of Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
NT$		(Years)	NT$		NT$
$19.085	4,500	4.97	$19.085	—	$—

As of December 31, 2020, information about employee stock options outstanding was as follows:

Options Outstanding				Options Exercisable
Range of Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
NT$		(Years)	NT$		NT$
$19.085	4,328	3.97	$19.085	1,082	$19.085

Assumptions used to Evaluate Options and Fair Value of Options

CHTSC used the fair value method to evaluate the options using the Black-Scholes model and the related assumptions and the fair value of the options were as follows:

Stock Options Granted on December 20, 2019
Grant-date share price (NT$)	$20.17
Exercise price (NT$)	$19.085
Dividend yield	12.49%
Risk-free interest rate	0.54%
Expected life	5 years
Expected volatility	42.41%
Weighted average fair value of grants (NT$)	$2,470

Outstanding Stock Options

Information about CHTSC’s outstanding stock options for the years ended December 31, 2019 and 2020 was as follows:

	Year Ended December 31,
	2019		2020
	Granted on December 20, 2019		Granted on December 20, 2019
	Number of Options	Weighted- average Exercise Price	Number of Options	Weighted- average Exercise Price
		NT$		NT$
Employee stock options
Options outstanding at beginning of the year	—	$—	4,500	$19.085
Options granted	4,500	19.085	—	—
Options forfeited	—	—	(172)	—
Options outstanding at end of the year	4,500	19.085	4,328	19.085
Options exercisable at end of the year	—	—	1,082	19.085

Employee Stock Options Outstanding

As of December 31, 2019, information about employee stock options outstanding was as follows:

Options Outstanding				Options Exercisable
Range of Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
NT$		(Years)	NT$		NT$
$19.085	4,500	4.97	$19.085	—	$—

As of December 31, 2020, information about employee stock options outstanding was as follows:

Options Outstanding				Options Exercisable
Range of Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
NT$		(Years)	NT$		NT$
$19.085	4,328	3.97	$19.085	1,082	$19.085

IISI Plan [Member]
Statement [LineItems]
Outstanding Stock Options

Information about IISI’s outstanding stock options for the year ended December 31, 2020 was as follows:

	Year Ended December 31, 2020
	Granted in August 2013		Granted in January 2014
	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)
Employee stock options
Options outstanding at beginning of the year	—	$—	—	$—
Options outstanding upon the date of business combination	1,022.96	14.00	580.00	14.00
Options exercised	(432.50)	14.00	(50.00)	14.00
Options forfeited	(590.46)	—	—	—
Options outstanding at end of the year	—	—	530.00	14.00
Options exercisable at end of the year	—	—	530.00	14.00

Employee Stock Options Outstanding

As of December 31, 2020, information about employee stock options outstanding was as follows:

Granted in January 2014
Options Outstanding				Options Exercisable
Range of Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
NT$		(Years)	NT$		NT$
$14.00	530.00	0.04	$14.00	530.00	$14.00

Assumptions used to Evaluate Options and Fair Value of Options

IISI used the fair value method to evaluate the options using the Black-Scholes model and the related assumptions and the fair value of the options were as follows:

	Stock Options Granted in August 2013	Stock Options Granted in January 2014
Grant-date share price (NT$)	$12.51	$14.51
Exercise price (NT$)	$14.00	$14.00
Dividend yield	6%	6%
Risk-free interest rate	1.20%-1.39%	1.16%-1.32%
Expected life	4.5-5.5 years	4.5-5.5 years
Expected volatility	36.01%-36.62%	35.28%-35.97%
Weighted average fair value of grants (NT$)	$12.51	$14.51

Outstanding Stock Options

Information about IISI’s outstanding stock options for the year ended December 31, 2020 was as follows:

	Year Ended December 31, 2020
	Granted in August 2013		Granted in January 2014
	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)
Employee stock options
Options outstanding at beginning of the year	—	$—	—	$—
Options outstanding upon the date of business combination	1,022.96	14.00	580.00	14.00
Options exercised	(432.50)	14.00	(50.00)	14.00
Options forfeited	(590.46)	—	—	—
Options outstanding at end of the year	—	—	530.00	14.00
Options exercisable at end of the year	—	—	530.00	14.00

Employee Stock Options Outstanding

As of December 31, 2020, information about employee stock options outstanding was as follows:

Granted in January 2014
Options Outstanding				Options Exercisable
Range of Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
NT$		(Years)	NT$		NT$
$14.00	530.00	0.04	$14.00	530.00	$14.00